Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Schedule of commitments

	As of
	December 31,
In CHF thousands	2022	2021
Within 1 year	23,336	19,785
Between 1 and 3 years	18,516	3,620
Between 3 and 5 years	9,229	243
More than 5 years	1,407	51
Total	52,488	23,699